DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Notes Payable

	September 30, 2016	December 31, 2015
12% September 2016 notes	$3,000,000	$--
10% private placement notes	--	659,000
14% mortgage note payable (The Greenhouse)	--	600,000
8.5% convertible note payable (Pueblo West Property)	--	158,307
	3,000,000	1,417,307
Unamortized debt discount	(2,419,800)	(279,435)
	580,200	1,137,872
Less: Current portion	--	(986,475)
Long-term portion	$580,200	$151,397

Notes Payable

	December 31,
	2015	2014
10.0% private placement notes	$659,000	$--
14.0% mortgage note payable (The Greenhouse)	600,000	600,000
12.0% convertible notes - December 2013	--	530,000
12.0% convertible notes - January 2014	--	1,120,000
8.5% convertible note payable (Pueblo West Property)	158,307	164,644
	1,417,307	2,414,644
Unamortized debt discount	(279,435)	(1,352,510)
	1,137,872	1,062,134
Less: Current portion	(986,475)	(6,337)
Long-term portion	$151,397	$1,055,797

Schedule of Maturities of Long-term Debt [Table Text Block]	Annual maturities of long-term debt (excluding unamortized discount) for the next three years, consist of:

Year ending December 31,
2016	$--
2017	--
2018	3,000,000
$3,000,000

Year ending December 31,
2016	$1,265,910
2017	7,507
2018	143,890
$1,417,307